UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen AMT–Free Quality Municipal Income Fund (NEA)
	(formerly known as Nuveen AMT-Free Munical Income Fund)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.7% (100.0% of Total Investments)

	Alabama – 2.8% (1.9% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,013,470
	2006C-2, 5.000%, 11/15/36 (UB)
4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	A–	5,066,638
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	10/16 at 100.00	AA–	1,395,935
1,040	5.000%, 4/01/23 – NPFG Insured	10/16 at 100.00	AA–	1,040,562
15,390	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,
	5.000%, 9/01/46	No Opt. Call	A3	21,158,785
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	5,071,647
	College Project, Series 2015, 5.875%, 4/15/45
27,975	Total Alabama			34,747,037
	Alaska – 0.2% (0.1% of Total Investments)
2,540	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B3	2,507,031
	Series 2006A, 5.000%, 6/01/32
	Arizona – 3.7% (2.5% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,636,076
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	3,166,632
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	3,926,370
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	8,396,400
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	AA	8,579,979
	2015B, 5.000%, 7/01/43 – AGM Insured
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,
	Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	9,276,948
5,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	7,275,450
3,770	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	4,854,365
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
37,690	Total Arizona			47,112,220
	California – 16.5% (11.1% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	AA–	14,146,933
	1999A, 0.000%, 10/01/32 – NPFG Insured
2,735	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	3,282,356
	2013S-4, 5.250%, 4/01/53
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2015A:
2,250	0.000%, 8/01/32	2/25 at 100.00	Aa2	1,906,605
1,350	0.000%, 8/01/33	2/25 at 100.00	Aa2	1,138,253
10,420	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	15,845,798
	2016U-7, 5.000%, 6/01/46
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	3,538,020
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	630,790
	Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A,	11/21 at 100.00	AA	1,986,986
	5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics,
	Tender Option Bond Trust 2016-XG0049:
525	8.856%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	713,307
1,285	8.856%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	1,745,904
485	8.849%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	658,805
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/16 at 100.00	AA–	5,019
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health,	8/20 at 100.00	AA–	12,025,500
	Series 2011A, 6.000%, 8/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,895	5.500%, 7/01/30 (6)	10/16 at 100.00	CCC	3,895,039
5,000	5.500%, 7/01/35 (6)	10/16 at 100.00	CCC	5,000,050
5,000	5.250%, 7/01/39 (6)	10/16 at 100.00	CCC	5,000,050
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	4,138,158
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	2,008,123
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	4,394,041
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,510	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,811,411
4,510	6.000%, 1/15/49	1/24 at 100.00	BBB–	5,475,636
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	3/17 at 100.00	A	1,741,714
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A–1:
8,180	4.500%, 6/01/27	6/17 at 100.00	B	8,326,504
3,990	5.000%, 6/01/33	6/17 at 100.00	B–	4,021,242
350	5.125%, 6/01/47	6/17 at 100.00	B–	350,088
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	2,668,390
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured
680	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	721,942
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
3,545	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	3,119,387
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (4)	4,428,338
	5.875%, 12/01/30 (Pre-refunded 12/01/21)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	No Opt. Call	AA–	6,251,350
	Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,745	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,388,748
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (4)	2,004,706
5,805	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	7,148,045
	Bonds, Series 1990B, 7.500%, 8/01/23 (ETM) (5)
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	1,310,022
	Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	AA	1,157,020
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured
390	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	465,422
	2013A, 5.750%, 6/01/44
5,735	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	7,047,397
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	2,810,813
	7.500%, 12/01/41
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,724,160
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
6,575	5.000%, 1/15/44	1/25 at 100.00	BBB–	7,679,534
20,310	5.000%, 1/15/50	1/25 at 100.00	BBB–	23,588,843
4,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	10/16 at 100.00	AA–	4,015,840
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
12,580	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	12,943,310
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	4,201,332
	Series 2006A, 0.000%, 9/01/21 – NPFG Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/21 at 100.00	AA	4,832,022
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 – AGM Insured
197,375	Total California			207,292,953
	Colorado – 5.5% (3.7% of Total Investments)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	5,748,650
	Series 2013A, 5.250%, 1/01/45
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA (4)	9,486,750
	Tender Option Bond Trust 2016-XG0007, 13.929%, 10/01/41 (Pre-refunded 4/29/18) –
	AGM Insured (IF) (5)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	5,860,650
	Project, Series 2013A, 5.000%, 12/01/36
425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	510,514
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
4,835	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,678,514
	5.000%, 11/15/43
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
35,395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	23,773,403
70	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	42,474
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	AA–	1,690,758
	NPFG Insured
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	7,849,476
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	3,216,180
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	4,706,280
	5.000%, 11/15/42
74,470	Total Colorado			68,563,649
	Connecticut – 1.0% (0.7% of Total Investments)
1,850	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/26 at 100.00	A–	2,243,292
	Series 2016Q-1, 5.000%, 7/01/46
8,985	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	10,621,438
	Refunding Series 2015L, 5.000%, 7/01/45
10,835	Total Connecticut			12,864,730
	Delaware – 0.3% (0.2% of Total Investments)
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB	3,598,888
	5.000%, 7/01/32
	District of Columbia – 2.3% (1.5% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	1,273,938
	Issue, Series 2013, 5.000%, 10/01/45
74,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	N/R	9,972,240
	Series 2006A, 0.000%, 6/15/46
10,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A	10,217,802
	AMBAC Insured (7)
7,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	7,247,952
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
92,600	Total District of Columbia			28,711,932
	Florida – 10.3% (6.9% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Refunding Series 2005, 5.000%, 9/01/25 –	10/16 at 100.00	Aa3	1,003,780
	AMBAC Insured
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	12,884,960
	AGM Insured
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,371,549
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (4)	1,584,525
3,000	5.000%, 11/01/32 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (4)	3,169,050
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	4,147,840
	Refunding Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	A–	10,443,089
4,280	5.625%, 4/01/43	4/23 at 100.00	A–	5,102,916
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	6/18 at 101.00	AAA	3,380,825
	Trust Series 2016–XF2347, 16.901%, 6/01/38 – AGC Insured (IF) (5)
5,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation,	No Opt. Call	AA	5,241,450
	Refunding Series 2008A, 5.000%, 7/01/35
350	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	AA (4)	380,828
	5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,
	Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,801,338
7,155	5.000%, 10/01/44	10/24 at 100.00	A+	8,481,108
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A+	475,476
	5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding	11/21 at 100.00	A2	1,798,454
	Series 2011, 5.000%, 11/15/24
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	512,265
	NPFG Insured
7,250	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	8,559,495
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	AA	1,436,532
	6.000%, 2/01/30 – AGM Insured
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	11,445,400
	5.000%, 7/01/35
6,350	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	11/16 at 100.00	AA+ (4)	6,424,549
	11/01/31 (Pre-refunded 11/01/16) – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA	4,561,880
	5.000%, 10/01/35 – AGM Insured
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A+	2,171,882
	5.000%, 10/01/37
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	6,784,885
	5.000%, 10/01/42
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	827,880
	Inc., Series 2012A, 5.000%, 10/01/42
140	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	172,424
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
895	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	929,592
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
480	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 –	9/18 at 100.00	AA	523,315
	AGC Insured
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	1,331,976
9,720	Tampa–Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	11,287,739
	2012B, 5.000%, 7/01/42
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	1,745,610
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	4/25 at 100.00	A–	2,331,220
	Aeronautical University, Series 2015B, 5.000%, 10/15/45
112,005	Total Florida			129,313,832
	Georgia – 2.5% (1.7% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA	7,810,410
	AGM Insured
3,050	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B,	11/19 at 100.00	AA	3,448,483
	5.375%, 11/01/39 – AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,685,108
	4.000%, 8/01/26
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35	10/16 at 100.00	AA (4)	1,421,111
	(Pre-refunded 10/01/16) – AGM Insured
3,055	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	3,259,899
	2/01/36 (Pre-refunded 2/01/18)
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,786,766
	2/01/27 – BHAC Insured
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa2	9,505,239
	Series 2015, 5.000%, 10/01/40
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,964,181
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
28,195	Total Georgia			31,881,197
	Guam – 0.2% (0.1% of Total Investments)
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	2,374,065
	Series 2013, 5.500%, 7/01/43
	Hawaii – 0.0% (0.0% of Total Investments)
125	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	144,393
	University, Series 2013A, 6.875%, 7/01/43
	Idaho – 0.2% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	2,377,970
	2012A, 5.000%, 3/01/47 – AGM Insured
	Illinois – 16.3% (11.0% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B, 0.000%,	No Opt. Call	AA–	2,271,280
	1/01/34 – FGIC Insured
3,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	3,658,104
	2016A, 7.000%, 12/01/44
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	3,955,315
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	10,845,623
	5.250%, 12/01/49
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	14,709,335
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
4,735	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	5,435,259
	Colleges, Series 2013, 5.250%, 12/01/43
13,720	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	13,635,073
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
8,140	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3 (4)	8,121,278
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured (ETM)
2,050	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	2,354,466
	Series 2002, 5.500%, 11/01/36
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	5,738,764
	5.000%, 6/01/42
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	4,653,096
10,030	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	11,495,885
	5.000%, 9/01/42
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	3,205,103
10,000	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	11,734,500
	5.000%, 12/01/46
1,145	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,407,652
	6.000%, 7/01/43
3,560	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	4,291,260
	8/15/41 – AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/21 at 100.00	AA–	1,148,030
	Series 2011C, 5.500%, 8/15/41
9,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	10,778,634
	5.000%, 10/01/51
2,670	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System,	No Opt. Call	AA (4)	2,839,492
	Series 1993A, 6.250%, 4/01/18 – AGM Insured (ETM)
6,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA– (4)	6,648,655
	2/01/35 (Pre-refunded 2/01/17) – FGIC Insured
	Illinois State, General Obligation Bonds, May Series 2014:
1,700	5.000%, 5/01/36	5/24 at 100.00	BBB+	1,845,333
5,420	5.000%, 5/01/39	5/24 at 100.00	BBB+	5,871,974
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	BBB+	2,752,825
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB+	4,903,470
1,125	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB+	1,254,904
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	12,080,530
	5.000%, 1/01/40
4,575	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	5,508,483
	5.000%, 1/01/40
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	5,666,250
	5.250%, 1/01/39 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B–1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	10,619,730
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	1,652,071
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	4,372,027
	Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AA–	6,379,196
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured (7)
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	BBB	5,428,150
	Project, Series 2012B, 5.000%, 6/15/52 (UB) (5)
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	5,776,238
	Inc., Series 2013, 7.625%, 11/01/48
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA	2,295,584
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
213,495	Total Illinois			205,333,569
	Indiana – 4.6% (3.1% of Total Investments)
2,895	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,319,899
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	1,599,855
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009A, 5.250%,	12/19 at 100.00	AA	11,314,400
	12/01/38 (UB)
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	5,813,550
	2011B, 5.000%, 10/01/41
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,631,544
	2012A, 5.000%, 10/01/37
5,400	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	6,542,694
	5.000%, 1/01/42
8,310	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	8,465,896
	(Pre-refunded 1/01/17) – NPFG Insured
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	7,743,381
	AMBAC Insured
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	3,354,480
	5.500%, 1/01/38 – AGC Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A,	1/19 at 100.00	AA	5,590,800
	5.500%, 1/01/38 – AGC Insured (UB)
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	514,005
	5.800%, 9/01/47
53,935	Total Indiana			57,890,504
	Iowa – 1.8% (1.2% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2 (4)	4,671,200
	(Pre-refunded 6/15/20)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
1,295	5.000%, 12/01/19	No Opt. Call	B+	1,347,033
2,525	5.250%, 12/01/25	12/23 at 100.00	B+	2,732,227
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
7,125	5.375%, 6/01/38	10/16 at 100.00	B+	7,125,499
185	5.625%, 6/01/46	10/16 at 100.00	B+	185,487
6,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	6,655,308
	5.600%, 6/01/34
21,730	Total Iowa			22,716,754
	Kansas – 0.2% (0.2% of Total Investments)
630	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research	10/16 at 100.00	AA–	635,538
	and Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 – AMBAC Insured
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health	11/22 at 100.00	A2	2,271,380
	Care Inc., Series 2013J, 5.000%, 11/15/38
2,630	Total Kansas			2,906,918
	Kentucky – 2.5% (1.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	AA–	4,214,212
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project
	Series 2007A:
1,100	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	1,153,086
3,900	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	4,088,214
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,575	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	2,299,604
4,430	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	3,968,881
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,150	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,372,479
220	6.000%, 7/01/53	7/23 at 100.00	Baa3	266,627
12,615	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	A–	14,292,417
	Initiatives, Series 2012A, 5.000%, 12/01/35
32,000	Total Kentucky			31,655,520
	Louisiana – 2.9% (1.9% of Total Investments)
4,690	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	5,299,888
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA (4)	816,670
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc.	10/20 at 100.00	AA	5,765,800
	Housing & Parking Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
6,870	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	7,979,024
	5.000%, 7/01/36
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	2,263,540
	5.000%, 5/01/45
12,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015A,	1/25 at 100.00	A–	14,027,160
	5.000%, 1/01/45
31,230	Total Louisiana			36,152,082
	Maine – 0.1% (0.1% of Total Investments)
1,010	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,135,058
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maryland – 0.1% (0.1% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,870,819
	9/01/26 – SYNCORA GTY Insured
	Massachusetts – 4.6% (3.1% of Total Investments)
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	6,252,235
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	1,459,530
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
	Massachusetts Development Finance Agency, Revenue Bonds, Dana–Farber Cancer Institute Issue,
	Series 2016N:
1,235	5.000%, 12/01/41	12/26 at 100.00	A	1,507,799
3,000	5.000%, 12/01/46	12/26 at 100.00	A	3,653,520
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
8,800	5.000%, 1/01/45	1/25 at 100.00	BBB+	10,164,880
2,070	4.500%, 1/01/45	1/25 at 100.00	BBB+	2,291,407
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,601,683
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,785,186
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A+	4,419,300
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,532,398
	System, Tender Option Trust 2015-XF0047, 12.644%, 7/01/29 (IF)
15	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	15,661
	5.000%, 8/15/37 – AMBAC Insured
3,235	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2 (4)	3,385,492
	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option	8/17 at 100.00	AA+	3,767,083
	Bond Trust 2015-XF2187, 12.809%, 8/15/37 – AGM Insured (IF)
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option	8/22 at 100.00	AA+	10,860,600
	Bond Trust 2016-XF2223, 8.964%, 8/15/24 (IF)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	1,760,104
	8/01/46 – AGM Insured
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	579,090
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
47,605	Total Massachusetts			58,035,968
	Michigan – 1.4% (0.9% of Total Investments)
1,220	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,399,974
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	A–	11,241,300
	5.250%, 7/01/41
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	1,451,905
820	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	832,079
	2006A, 5.000%, 12/01/31
180	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	182,754
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	2,251,480
	2009C, 5.000%, 12/01/48
15,535	Total Michigan			17,359,492
	Minnesota – 0.4% (0.3% of Total Investments)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
285	5.250%, 11/15/35	11/20 at 100.00	BBB–	319,864
2,095	5.000%, 11/15/40	11/25 at 100.00	BBB–	2,489,614
2,230	5.000%, 11/15/44	11/25 at 100.00	BBB–	2,644,000
4,610	Total Minnesota			5,453,478
	Missouri – 1.3% (0.9% of Total Investments)
6,165	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	7,056,212
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
7,085	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	6/26 at 100.00	A2	8,586,807
	Bonds, Refunding Series 2016A, 5.000%, 12/01/40
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	260,192
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
13,470	Total Missouri			15,903,211
	Nebraska – 1.0% (0.6% of Total Investments)
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	2,568,990
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+ (4)	1,361,389
	Tender Option Bond Trust 2016-XF2219, 19.267%, 8/01/40 (Pre-refunded 2/01/17) – BHAC
	Insured (IF)
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2 (4)	8,152,800
	2007A, 5.000%, 1/01/37 (Pre-refunded 1/01/17) – AMBAC Insured
11,145	Total Nebraska			12,083,179
	Nevada – 2.6% (1.7% of Total Investments)
2,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	2,901,158
	AGM Insured
12,265	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	13,797,880
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
11,915	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2015,	12/24 at 100.00	Aa1	14,463,976
	5.000%, 6/01/39 (UB)
950	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	Aa1	1,116,602
	5.000%, 6/01/42
27,730	Total Nevada			32,279,616
	New Jersey – 6.3% (4.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
2,675	5.000%, 7/01/22 – NPFG Insured	10/16 at 100.00	AA–	2,708,759
4,445	5.000%, 7/01/23 – NPFG Insured	10/16 at 100.00	AA–	4,501,096
1,200	5.000%, 7/01/29 – NPFG Insured	10/16 at 100.00	AA–	1,205,520
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	868,435
	University Hospital, Series 2013A, 5.500%, 7/01/43
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	3,406,900
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A–	11,771,250
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	4,493,000
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA	10,997,700
	5.000%, 12/15/34 – AMBAC Insured
9,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA,	No Opt. Call	A–	9,851,310
	5.000%, 6/15/38
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	18,324,180
	AGM Insured
330	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A+	554,426
	15.565%, 1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,425	4.500%, 6/01/23	6/17 at 100.00	Baa3	1,453,970
785	4.625%, 6/01/26	6/17 at 100.00	B+	793,423
3,300	4.750%, 6/01/34	6/17 at 100.00	B–	3,237,531
5,000	5.000%, 6/01/41	6/17 at 100.00	B–	4,947,050
93,380	Total New Jersey			79,114,550
	New Mexico – 0.2% (0.2% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Refunding Series 2009,	5/19 at 100.00	AA	3,037,748
	5.000%, 5/15/21 – AGM Insured
	New York – 7.6% (5.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,541,890
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA	8,679,619
	2010, 5.500%, 7/01/43 – AGM Insured
6,595	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	7,727,691
	2015A, 5.000%, 7/01/50
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,757,024
	2012A, 5.000%, 7/01/42
1,300	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,538,381
	2011A, 5.750%, 2/15/47
8,150	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	8,311,452
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA– (4)	3,012,270
	5.000%, 9/01/35 (Pre-refunded 9/01/16) – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,147,086
780	5.000%, 9/01/44	9/24 at 100.00	A–	929,542
2,830	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	3,200,872
	5.000%, 5/01/38
6,135	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,058,992
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	13,490,200
	Series 2005, 5.250%, 10/01/35
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	6,698,560
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2016-XL0002, 12.877%, 6/15/26 (IF) (5)
60	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/16 at 100.00	AA	60,196
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
8,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	1/26 at 100.00	A–	9,617,440
	2016A, 5.000%, 1/01/51 (UB) (5)
10,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	10,282,000
	Series 2007B, 5.000%, 3/15/37 (Pre-refunded 3/15/17)
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	2,595,507
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
5,545	0.000%, 11/15/31	No Opt. Call	A+	3,726,295
405	0.000%, 11/15/32	No Opt. Call	A+	263,874
83,630	Total New York			95,638,891
	North Carolina – 2.1% (1.4% of Total Investments)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	5,153,470
	2016–XL0012, 12.788%, 7/01/38 (IF) (5)
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project,	10/25 at 100.00	AA+	11,565,250
	Series 2015B, 5.000%, 10/01/55 (UB) (5)
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	5,849,650
	Health System, Series 2012A, 5.000%, 6/01/42
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	1,679,201
	Refunding Series 2012A, 5.000%, 6/01/36
1,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+	1,753,860
	Refunding Series 2012A, 5.000%, 10/01/38
20,995	Total North Carolina			26,001,431
	North Dakota – 0.6% (0.4% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (4)	6,021,222
	Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,135,937
	Group, Series 2012, 5.000%, 12/01/35
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	851,929
	Project, Series 2013, 7.750%, 9/01/38 (14)
7,515	Total North Dakota			8,009,088
	Ohio – 8.6% (5.8% of Total Investments)
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	360,778
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	756,652
860	4.000%, 5/01/33	5/22 at 100.00	AA–	925,377
800	5.000%, 5/01/42	5/22 at 100.00	AA–	919,984
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A-2:
25	5.375%, 6/01/24	6/17 at 100.00	B–	24,723
6,045	5.125%, 6/01/24	6/17 at 100.00	B–	5,970,586
710	5.875%, 6/01/30	6/17 at 100.00	B–	710,071
13,445	5.750%, 6/01/34	6/17 at 100.00	B–	13,384,498
1,485	5.875%, 6/01/47	6/17 at 100.00	B–	1,484,228
6,205	Cleveland Heights–University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	7,322,645
	School Improvement Series 2014, 5.000%, 12/01/51
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	6,718,410
	Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,674,495
	Improvement Series 2012A, 5.000%, 11/01/42
7,775	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A1	7,822,894
	AMBAC Insured
4,605	Hamilton County, Ohio, Sales Tax Revenue Bonds, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+ (4)	4,633,367
	AMBAC Insured (Pre-refunded 12/01/16) (UB)
6,920	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	8,124,218
	2013A, 5.000%, 1/01/38
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	8,045,700
	Series 2007, 5.250%, 12/01/31 – AGM Insured
11,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	13,289,650
	Improvement Series 2014, 5.000%, 11/15/49
6,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series	1/26 at 100.00	A	7,170,240
	2016A, 5.000%, 1/15/46
5,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,800,200
	2013A-1, 5.000%, 2/15/48
3,960	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,991,680
	Convertible Series 2013A-3, 0.000%, 2/15/36 (7)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB	155,775
130	6.000%, 12/01/42	12/22 at 100.00	BB	149,682
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA	5,454,123
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	3,860,730
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
97,370	Total Ohio			108,750,706
	Oregon – 0.1% (0.1% of Total Investments)
1,500	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	AA–	1,791,735
	Pennsylvania – 6.2% (4.2% of Total Investments)
7,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	7,847,910
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	2,466,050
	System Project, Series 2012A, 5.000%, 6/01/42
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	3,952,130
	5.000%, 1/01/40 – AGM Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%,	12/21 at 100.00	A2	4,355,400
	12/01/44 – AGM Insured
4,335	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	5,117,077
	Series 2013A, 5.125%, 12/01/47
1,045	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (4)	1,234,218
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 08/01/20) (UB) (5)
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	5,740,500
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
7,275	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	7,365,065
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
4,105	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second	6/26 at 100.00	A3	4,853,588
	Series 2016B–2, 5.000%, 6/01/39
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A–1:
5,385	5.000%, 12/01/41	6/26 at 100.00	A1	6,448,699
5,135	5.000%, 12/01/46	6/26 at 100.00	A1	6,124,874
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	4,710,965
	6/01/33 – AGM Insured
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	3,451,735
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	568,256
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,713,050
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	4,523,774
	8/01/27 – AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	3,891,905
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 –	12/21 at 100.00	AA	1,323,585
	AGM Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	1,981,010
	Series 2012B, 4.000%, 1/01/33
67,225	Total Pennsylvania			77,669,791
	Puerto Rico – 0.6% (0.4% of Total Investments)
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA	6,163,592
	2010C, 5.125%, 8/01/42 – AGM Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (4)	1,242,574
	5.500%, 7/01/17 – NPFG Insured
7,070	Total Puerto Rico			7,406,166
	Rhode Island – 1.6% (1.1% of Total Investments)
9,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/17 at 100.00	AA+	9,954,005
	Bonds, Brown University, Refunding Series 2007, 5.000%, 9/01/37
96,280	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	10,104,586
	Series 2007A, 0.000%, 6/01/52
105,780	Total Rhode Island			20,058,591
	South Carolina – 3.9% (2.6% of Total Investments)
8,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,	12/16 at 100.00	AA	8,121,360
	Series 2006, 5.000%, 12/01/24
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,	12/16 at 100.00	AA (4)	1,985,303
	Series 2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AGM Insured
375	South Carolina Jobs–Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	462,848
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,850	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	11,660,332
	2014C, 5.000%, 12/01/46
3,475	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	4,119,474
	5.125%, 12/01/43
14,825	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	AA–	17,953,816
	5.250%, 12/01/55
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A+	5,173,920
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
42,980	Total South Carolina			49,477,053
	South Dakota – 0.8% (0.5% of Total Investments)
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System,	7/24 at 100.00	AA–	10,327,240
	Series 2014, 5.000%, 7/01/44
	Tennessee – 1.3% (0.9% of Total Investments)
6,285	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	7,226,053
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Metropolitan Government of Nashville–Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,160	5.000%, 10/01/41	10/26 at 100.00	BBB	1,367,617
2,055	5.000%, 10/01/45	10/26 at 100.00	BBB	2,412,940
	Metropolitan Government of Nashville–Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
3,800	5.000%, 7/01/40	7/26 at 100.00	A3	4,594,846
410	5.000%, 7/01/46	7/26 at 100.00	A3	493,374
13,710	Total Tennessee			16,094,830
	Texas – 10.9% (7.4% of Total Investments)
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	3,367,545
	AGM Insured
365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A,	1/23 at 100.00	BBB+	414,187
	5.000%, 1/01/43
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%,	1/21 at 100.00	BBB+ (4)	2,095,505
	1/01/46 (Pre-refunded 1/01/21)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,997,361
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,037,530
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32	10/17 at 100.00	AAA	10,454,100
	(Pre-refunded 10/01/17) – AMBAC Insured (UB)
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011,	8/20 at 100.00	A+	1,714,950
	5.250%, 8/15/33
2,735	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option	10/23 at 100.00	AA+	4,599,039
	Bond Trust 2015–XF0228, 16.659%, 4/01/53 (IF)
5,625	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA	5,761,913
	NPFG Insured
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender Options	No Opt. Call	AAA	8,269,032
	Bond Trust 2015–XF2184, 13.554%, 8/15/28 – AGM Insured (IF)
	Harris County–Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
615	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	231,947
1,230	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	440,906
1,525	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	518,012
3,870	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	1,254,577
5,380	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,652,413
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA	1,212,364
	AGM Insured
4,550	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B,	7/22 at 100.00	A+	5,355,987
	5.000%, 7/01/31
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	3,308,708
	Refunding Series 2012A, 5.000%, 8/01/46
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011,	3/21 at 100.00	AA	2,703,355
	5.000%, 3/01/41 – AGM Insured
3,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	3,950,698
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/26 at 100.00	A+	7,859,735
	Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	Ba2	2,079,610
1,800	6.125%, 12/01/38	12/25 at 100.00	Ba2	2,111,634
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	4,924,148
	12/15/36 – AGM Insured
12,205	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/25 at 100.00	A	14,570,451
	5.000%, 1/01/45
1,860	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,225,192
	5.000%, 1/01/35
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,795,094
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	4,118,302
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,200	5.000%, 12/15/30	No Opt. Call	A3	2,522,322
740	5.000%, 12/15/32	No Opt. Call	A3	839,086
2,855	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,326,189
	Refunding Series 2012A, 5.000%, 8/15/41
4,265	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	5,061,489
	Refunding Series 2015B, 5.000%, 8/15/37
21,275	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	24,825,153
	Refunding Series 2015C, 5.000%, 8/15/42
124,260	Total Texas			137,598,534
	Utah – 1.3% (0.8% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,472,915
	5.000%, 3/01/33 – AGC Insured
4,255	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38	6/18 at 100.00	AAA	4,628,759
	(Pre-refunded 6/15/18)
4,250	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	AAA	4,603,515
	6/15/18) – AGM Insured
14,265	Total Utah			15,705,189
	Vermont – 1.5% (1.0% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA	5,242,200
	5.000%, 10/01/43 – AGM Insured
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	Aa3	1,108,400
10,000	5.000%, 10/01/45	10/25 at 100.00	Aa3	11,938,000
16,000	Total Vermont			18,288,600
	Virginia – 1.0% (0.7% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	355,485
	Appreciation Series 2012B, 0.000%, 7/15/40 (7)
7,425	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	8,333,152
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	AA	3,515,330
	Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA	272,785
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA (4)	5,819
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
15,105	Total Virginia			12,482,571
	Washington – 4.4% (2.9% of Total Investments)
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,777,300
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	3,125,040
	7/01/17) – AGM Insured
5,000	King County, Washington, Sewer Revenue Bonds, Series 2008, Tender Option Bond Trust	1/17 at 100.00.	AA+	5,286,250
	2016–XG0012, 12.709%, 1/01/31 – AGM Insured (IF) (5)
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,600,240
5,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aaa	5,189,600
	(Pre-refunded 6/01/17) – AMBAC Insured
4,900	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	5,575,710
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	10,851,800
	Refunding Series 2012A, 4.250%, 10/01/40
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,486,675
	Refunding Series 2012B, 5.000%, 10/01/30
3,290	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	3,841,601
	Series 2012A, 5.000%, 10/01/42
10,855	Washington, General Obligation Bonds, Series 2000S–5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,478,223
51,295	Total Washington			55,212,439
	West Virginia – 1.9% (1.3% of Total Investments)
16,845	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	20,125,730
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,424,680
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
19,845	Total West Virginia			23,550,410
	Wisconsin – 1.4% (0.9% of Total Investments)
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	Aa3	4,792,039
	2013A, 5.000%, 4/01/38
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,160,510
	Obligated Group, Series 2012A, 5.000%, 4/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,156,830
	Series 2011A, 5.250%, 10/15/39
4,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	4,949,864
	Series 2012, 5.000%, 6/01/39
1,885	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	Aa3	2,090,390
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	AA (4)	3,269,411
	Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
15,010	Total Wisconsin			17,419,044
	Wyoming – 1.1% (0.8% of Total Investments)
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BBB–	10,680,381
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	2,324,940
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,168,700
12,625	Total Wyoming			14,174,021
$ 1,890,275	Total Municipal Bonds (cost $1,652,055,311)			1,870,074,693

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% 10.0% of Total Investments
$ 213	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$ 63,813
57	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/55	N/R	16,969
$ 270	Total Corporate Bonds (cost $24,141)				80,782
	Total Long–Term Investments (cost $1,652,079,452)				1,870,155,475
	Floating Rate Obligations – (4.1)%				(51,840,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference (27.8)% (10)				(349,900,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference (18.9)% (11)				(238,000,000)
	Other Assets Less Liabilities – 2.1% (12)				27,102,488
	Net Assets Applicable to Common Shares – 100%				$ 1,257,517,963

Investments in Derivatives as of July 31, 2016

Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (13)	Date	(Depreciation)
JP Morgan Chase Bank, N.A.	$ 25,400,000	Receive	Weekly USD–SIFMA	1.255%	Quarterly	7/31/17	7/31/28	$ (211,826)
JP Morgan Chase Bank, N.A.	99,900,000	Receive	Weekly USD–SIFMA	1.544%	Quarterly	4/13/17	4/13/27	(4,251,246)
	$125,300,000							$(4,463,072)

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long–Term Investments:
Municipal Bonds	$ —	$1,870,074,693	$ —	$1,870,074,693
Corporate Bonds	—	—	80,782	80,782
Investments in Derivatives:
Interest Rate Swaps*	—	(4,463,072)	—	(4,463,072)
Total	$ —	$1,865,611,621	$80,782	$1,865,692,403
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $1,600,513,986.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$220,210,199
Depreciation	(2,408,645)
Net unrealized appreciation (depreciation) of investments	$217,801,554

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage–backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in derivatives and/or inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(7)	Step–up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 18.7%.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 12.7%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives (“OTC”) as presented on the Statement of Assets and Liabilities. The unrealized appreciation
(depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(13)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(14)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD–SIFMA	United States Dollar–Securities–Industry and Financial Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016